Schedule of Digital Asset (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Stock of Bitcoins at the beginning of the year, Number	16.41	5.29
Stock of Bitcoins at the beginning of the year, Value	$ 693,389	$ 87,747
Bitcoins mined during the year, Number	61.53	43.93
Bitcoins mined during the year, Value	$ 3,669,627	$ 1,681,533
Exchanged for USD, Number	(50.00)	(23.23)
Exchange for USD	$ (2,904,868)	$ (889,084)
Exchanged for USDT, Number	(7.50)	(9.59)
Exchanged for USDT, Value	$ (495,447)	$ (226,256)
Change in fair value of Bitcoin	$ 318,443	$ 39,448
Stock of Bitcoins at the beginning of the year, Number	20.44	16.41
Stock of Bitcoins at the beginning of the year, Value	$ 1,281,144	$ 693,389
Digital assets	1,546,184	1,194,157
United States Dollar Coin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Exchange for USD	2,904,868	889,084
Balance brought forward	320,458
Proceeds from issue of new preferred shares		5,000,000
Proceeds from issue of new ordinary shares		2,003,109
Procurement of equipment and expenses	(3,174,722)	(7,571,735)
Balance carried forward	50,604	320,458
United States Dollar Tether [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance brought forward	180,310
Procurement of equipment and expenses	(461,321)	(127,546)
Balance carried forward	214,436	180,310
Proceeds from exchange of bitcoins	$ 495,447	226,256
Proceeds from Sale of used equipment		$ 81,600